Preferred Stock (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended
	May 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2008
Preferred Stock (Textual) [Abstract]
Carrying values of the senior preferred stock		$ 17,977,000				$ 29,318,000				$ 17,977,000	$ 29,318,000
Dividend declared and paid										1,203,000	1,513,000	1,513,000
Amortized of accretion of the discount on preferred stock		72,000	72,000	396,000	119,000	119,000	119,000	119,000	119,000	659,000	476,000	476,000
Preferred stock (Additional Textual) [Abstract]
Preferred shares		18,255				30,255				18,255	30,255		30,255
Senior preferred stock, par value		$ 0.01				$ 0.01				$ 0.01	$ 0.01		$ 1,000
Warrant										10 years
Discount on the preferred stock										5 years
Redeemed preferred stock	12,000									12,000
Repaying to U.S. Department of Treasury	12,000,000
CPP funds	30,255,000
Accrued and unpaid dividends	140,000
Preferred Stock additional accretion										300,000
Cumulative dividend on the first five years										5.00%
Cumulative dividend thereafter										9.00%
Voting rights of preferred stock										The preferred stock generally does not have any voting rights, subject to an exception in the event the Company fails to pay dividends on the preferred stock for nine or more quarterly periods, whether or not consecutive. Under such circumstances, the Treasury will be entitled to vote to elect two directors to the board until all unpaid dividends have been paid or declared and set apart for payment.
Number of directors										2
Exercise price of warrant		15.81								15.81
Common Stock [Member]
Preferred Stock (Textual) [Abstract]
Common stock										287,133
Exchange value										30,255,000
Carrying values of the senior Common stock		2,382,000								2,382,000
Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Carrying values of the senior preferred stock		17,977,000								17,977,000
Dividend declared and paid										1,203,000
Amortized of accretion of the discount on preferred stock										$ 659,000